Statement of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
REVENUE
Cosmetic surgery services	$ 1,530,619	$ 1,428,536	$ 3,224,377	$ 3,051,966	$ 6,195,516	$ 4,835,389
Professional medical beauty services	2,441,374	1,125,457	4,065,290	2,488,894	4,940,433	2,998,806
Cosmetic dentistry services	28,879	91,105	56,388	231,958	427,427	579,822
Sales of goods	211,402	119,652	441,348	239,857	609,855	420,656
Total Revenue	4,212,274	2,764,750	7,787,403	6,012,675	12,173,231	8,834,673
Cost of service revenue
Cosmetic surgery services	(215,550)	(479,840)	(590,255)	(907,140)	(1,762,733)	(1,536,779)
Professional medical beauty services	(409,718)	(216,160)	(740,318)	(355,927)	(847,827)	(517,428)
Cosmetic dentistry services	(20,116)	(34,051)	(40,101)	(78,310)	(164,928)	(168,547)
Cost of goods sold	(76,343)	(2,277)	(156,628)	(51,962)	(228,078)	(162,705)
Depreciation	(125,651)	(74,820)	(249,549)	(146,267)	(349,328)	(206,831)
Total Cost of Revenue	(847,378)	(807,148)	(1,776,851)	(1,539,606)	(3,352,894)	(2,592,290)
GROSS PROFIT	3,364,896	1,957,602	6,010,552	4,473,069	8,820,337	6,242,383
OPERATING EXPENSES
Selling, general and administrative expenses	1,485,863	804,233	2,292,655	1,261,909	3,860,858	2,680,577
Advertising costs	961,155	288,435	1,649,189	684,719	3,014,871	1,290,545
Professional and consultant fees	88,642	350,850	195,763	378,906	716,910	138,292
Depreciation	95,148	40,981	186,440	78,073	197,071	125,768
Total Operating Expenses	2,630,808	1,484,499	4,324,047	2,403,607	7,789,710	4,235,182
INCOME FROM OPERATIONS	734,088	473,103	1,686,505	2,069,462	1,030,627	2,007,201
OTHER INCOME (EXPENSES)
Other income	21	316	28	617	4,574	52,714
Interest income	375	1,027	546	2,590	5,128	3,383
Interest expenses	(18,127)	(15,042)	(25,872)	(21,606)	(48,852)	(3,224)
Imputed interest	0	0	0	(247)	(250)	(1,027)
Other expenses	(1,692)	(22,341)	(25,169)	(74,969)	(41,530)	(66,489)
Total Other Expenses, net	(19,423)	(36,040)	(50,467)	(93,615)	(80,930)	(14,643)
INCOME FROM OPERATIONS BEFORE TAXES	714,665	437,063	1,636,038	1,975,847	949,697	1,992,558
Income tax expenses	(62,192)	(106,953)	(359,734)	(512,073)	(424,737)	(226,116)
NET INCOME	652,473	330,110	1,276,304	1,463,774	524,960	1,766,442
Net loss attributable to noncontrolling interest	18,367	0	27,706	0	19,607	0
NET INCOME ATTRIBUTABLE TO CHINA SHESAYS COMMON STOCKHOLDERS	670,840	330,110	1,304,010	1,463,774	544,567	1,766,442
OTHER COMPREHENSIVE INCOME
Total foreign currency translation gain	75,101	15,577	90,821	15,976	108,972	1,073
Less: foreign currency translation gain attributable to noncontrolling interest	(347)	0	(319)	0	502	0
Foreign currency translation gain attributable to China Shesays common stockholders	74,754	15,577	90,502	15,976	109,474	1,073
COMPREHENSIVE INCOME ATTRIBUTABLE TO CHINA SHESAYS COMMON STOCKHOLDERS	$ 745,594	$ 345,687	$ 1,394,512	$ 1,479,750	$ 654,041	$ 1,767,515
Net income per share-basic and diluted	$ 0.04	$ 0.02	$ 0.07	$ 0.1	$ 0.03	$ 0.13
Weighted average number of shares outstanding during the period
- basic and diluted	18,600,012	14,736,279	18,600,012	14,121,561	16,170,417	13,500,012